BRIDGE FINANCING AND SECURITIES PURCHASE AGREEMENT (Primary Financing)	12 Months Ended
Dec. 31, 2021
BRIDGE FINANCING AND SECURITIES PURCHASE AGREEMENT (Primary Financing)
BRIDGE FINANCING AND SECURITIES PURCHASE AGREEMENT (Primary Financing)

NOTE 5 – BRIDGE FINANCING AND SECURITIES PURCHASE AGREEMENT (Primary Financing)

Bridge Financing

In connection with the Merger Agreement and the Securities Purchase Agreement (described below), Quoin Inc. entered into a “Bridge Purchase Agreement” on March 24, 2021 with the Investor, pursuant to which the Investor agreed to purchase, and Quoin Inc. agreed to issue notes (the “Bridge Notes”) in the aggregate principal amount of up to $5.0 million in exchange for an aggregate purchase price of up to $3.8 million together with warrants. The Bridge Notes were purchased in three closings: (i) the first purchase of $2.0 million on March 25, 2021 (Quoin Inc. received proceeds of $1.5 million less fees of $90,000); (ii) the second purchase of $1.7 million in April 2021 (Quoin Inc. received proceeds of $1.25 million) ; and (iii) a third purchase of $1.3 million in May 2021 (Quoin Inc. received proceeds of $1.0 million less fees of $185,000). The Bridge Notes were secured by a lien on Quoin Inc.’s current and future assets, were senior to all other outstanding and future indebtedness of Quoin Inc. and included covenants limiting future indebtedness, among others.

The Bridge Notes were issued with a 25% original issue discount,  at an interest rate of 15% per annum and had a maturity date of the earliest to occur of: (i) December 25, 2021, (ii) the date on which Quoin Inc.’s equity is registered under the Exchange Act or is exchanged for equity so registered or (iii) immediately prior to the closing of the Merger

The Investor and Quoin Inc. agreed that if the Primary Financing is consummated, the Investor may, at its election, offset the purchase price otherwise payable by Investor to Quoin Inc. pursuant to the Securities Purchase Agreement related to the Primary Financing, by an amount equal to the outstanding amount under this Bridge Note, and, upon such set-off, the portion of this Bridge Note shall be deemed to have been paid in its entirety and all obligations thereunder shall be deemed to be fully satisfied without any further obligations on, or liability to, Quoin Inc.

The Company elected to account for the Bridge Notes using the fair value model due to the short maturity and likely conversion at the closing of the Merger.  The cumulative fair value of the Bridge Notes was estimated to be approximately $5.0 million at the date of issuances, resulting in an increase in the fair value of approximately $1,250,000, which was recognized in the statement of operations for the year ended December 31, 2021.  The fair value adjustments also included $275,000 of debt issuance costs which was also immediately recognized as a component of other expense.  Management has estimated that the fair value had not significantly changed from issuance to the Merger date. See Note 6.

The Bridge Notes were offset against the purchase price under the Securities Purchase Agreement related to the Primary Financing and converted into 1,257,721 ADSs (including shares held in escrow for the benefit of the Investor) upon the closing of the Primary Financing.  The accrued interest amounting to $393,611 was paid in cash.  Interest expense, at the stated interest rate, recognized in the year ended December 31, 2021 was $393,611.

Warrants

Upon the funding of each Bridge Note tranches described above, the Investor received warrants (the “Bridge Warrants”) to purchase a number of shares of Quoin Inc.’s common stock equal to the aggregate principal amount of the Bridge Notes.  The Bridge Warrants have a term of five years from the date all of the shares underlying the Bridge Warrants are freely tradable. The Bridge Warrants also contain certain rights with regard to asset distributions and fundamental transactions. Quoin Inc. issued a total of 1,238,429 Bridge Warrants in the year ended December 31, 2021.

Following the closing date of the Merger, on each of the tenth trading day, the forty-fifth day, the ninetieth day, and the one hundred thirty-fifth day thereafter (each, a “Reset Date”), if the initial exercise price of the Bridge Warrants is greater than the arithmetic average of 85% of the three lowest weighted average prices of the post-Merger ordinary shares of the combined company during the ten trading day period immediately preceding the applicable Reset Date (the “Reset Price”), the exercise price of the Bridge Warrants will be reset to the Reset Price. Furthermore, the number of shares underlying Bridge Warrants will be adjusted such that the aggregate number of shares of common stock issuable to the Investor reflects the Reset Price instead of the initial exercise price. Adjustments to the exercise price and number of warrant shares are available to the Investor until the second anniversary of the Registration Date, as defined in the Bridge Warrants. Upon the occurrence of a Fundamental transaction, as defined in the Bridge Warrants, the warrant holder has the right to elect a cash settlement for the value of the warrant base on the Black Scholes options pricing model.

The Company determined that the warrants met the criteria to be recorded as a liability instrument through the exchange date upon the closing of the Primary Financing.  The fair value of warrants was determined by a MonteCarlo simulation model to be approximately $1.6 million at the date of issuance of the 495,374 warrants in connection with the first closing and $2.2 million at the date of issuance of the 743,055 (post exchange ratio) in connection with the second and third closing of the Bridge Notes See Note 6.

Upon the closing of the Primary Financing, the Bridge Warrants were exchanged for warrants to purchase 1,238,429 ADSs at a fixed per share exercise price of $3.98 (“Investor Exchange Warrants”), as amended, which replaced the reset provisions and modified the fundamental transaction requirements of the Bridge Warrants. The Investor Exchange Warrants and ordinary shares underlying the Investor Exchange Warrants were registered with the SEC on the Registration Statement on Form F-4.  An amendment to the Investor Exchange Warrants was entered into in September 2021, which replaced the reset provisions with a fixed number of shares and exercise price.

Primary Financing

On October 28, 2021, the Company completed the private placement transaction with the Investor for an aggregate purchase price of approximately $17.0 million (comprised of (x) the set off of approximately $5 million of Bridge Notes, and (y) approximately $12 million in cash from the Investor) (the “Primary Financing”), and the Investor paid the Company approximately $11,504,000, which was net of $393,611 in accrued interest on the Bridge Notes. The Company incurred an additional approximate $1.4 million in costs associated with the Primary Financing, which resulted in the net proceeds of approximately $10.1 million. The Company issued 4,276,252 ADSs to the Investor, consisting of 833,773 delivered to the Investor on or after the Merger closing and 3,442,479 initially held in an escrow account for the benefit of the Investor as per the terms of the Securities Purchase Agreement. All such escrow shares were released to the Investor prior to December 31, 2021.

Quoin Ltd. also was required to issue to the Investor, effective as of March 13, 2022, the 136th day following the consummation of the Merger (i) Series A Warrant to purchase 4,276,252 ADSs (the “Series A Warrant”) (ii) Series B Warrant to purchase 4,276,252 ADSs (the “Series B Warrant”) and (iii) Series C Warrant to purchase 2,389,670 ADSs (“Series C Warrant” and, together with the Series A Warrant and Series B Warrant, the “Investor Warrants”). The exercise price for the Investor Warrants is $3.98 per ADS, with Series A Warrant having a five-year maturity, and Series B Warrant and Series C Warrant having a two-year maturity. The Company has the right to require the mandatory exercise of the Series C Warrant, subject to an effective registration statement being in place for the resale of the shares underlying such warrants and the satisfaction of equity market conditions, as defined in the Series C Warrant. As of the financial statement filing date, not all of the market related conditions were met. Upon the exercise of the Series C Warrant in full, the Investor would also be granted an additional Series A Warrant to purchase 2,389,670 ADSs and an additional Series B Warrant to purchase 2,389,670 ADSs at an exercise price of $3.98 per ADS.